Income Tax (Details) $ in Millions		12 Months Ended
	Apr. 01, 2018 HKD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)
Income Tax [Line Items]
Profits tax at a rate		22.00%
Income tax expense (in Dollars)		$ 791,871	$ 657,566	$ 126,841
Percentage of income tax reduction		50.00%
Two-Tiered Profits Tax [Member]
Income Tax [Line Items]
Profits tax at a rate	8.25%
Hong Kong [Member]
Income Tax [Line Items]
Profits tax at a rate	16.50%
Income tax expense (in Dollars)	$ 2
Hong Kong [Member] | Two-Tiered Profits Tax [Member]
Income Tax [Line Items]
Profits tax at a rate	16.50%
Income tax expense (in Dollars)	$ 2
Vietnam [Member]
Income Tax [Line Items]
Profits tax at a rate		20.00%